GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 43,654
Impairment losses	15,422	$ 16,570	$ 19,212
Balance at end of year	33,860	43,654
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	282,283	272,636
Additions	7,015	9,611
Disposals or retirements	(38,903)
Reclassification
Exchange adjustments	22	36
Balance at end of year	250,417	282,283	272,636
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	43,654
Balance at end of year	33,860	43,654
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(238,629)	(219,685)
Charge for the year	(1,403)	(2,368)
Disposals or retirements	38,903
Impairment losses	(15,422)	(16,570)
Exchange adjustments	(6)	(6)
Balance at end of year	(216,557)	(238,629)	(219,685)
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	81,689	81,689
Additions
Disposals or retirements	(2,507)
Reclassification
Exchange adjustments
Balance at end of year	79,182	81,689	81,689
Goodwill [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	12,591
Balance at end of year	12,591	12,591
Goodwill [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(69,098)	(65,548)
Charge for the year
Disposals or retirements	2,507
Impairment losses		(3,550)
Exchange adjustments
Balance at end of year	(66,591)	(69,098)	(65,548)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	156,377	146,772
Additions	6,896	9,569
Disposals or retirements	(34,318)
Reclassification
Exchange adjustments	22	36
Balance at end of year	128,977	156,377	146,772
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	22,778
Balance at end of year	13,444	22,778
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(133,599)	(120,507)
Charge for the year	(959)	(1,182)
Disposals or retirements	34,318
Impairment losses	(15,287)	(11,904)
Exchange adjustments	(6)	(6)
Balance at end of year	(115,533)	(133,599)	(120,507)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	9,951	9,947
Additions	30	4
Disposals or retirements	(1,034)
Reclassification
Exchange adjustments
Balance at end of year	8,947	9,951	9,947
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	132
Balance at end of year	157	132
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(9,819)	(9,814)
Charge for the year	(5)	(2)
Disposals or retirements	1,034
Impairment losses		(3)
Exchange adjustments
Balance at end of year	(8,790)	(9,819)	(9,814)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	34,266	34,228
Additions	89	38
Disposals or retirements	(1,044)
Reclassification
Exchange adjustments
Balance at end of year	33,311	34,266	34,228
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,153
Balance at end of year	7,668	8,153
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(26,113)	(23,816)
Charge for the year	(439)	(1,184)
Disposals or retirements	1,044
Impairment losses	(135)	(1,113)
Exchange adjustments
Balance at end of year	$ (25,643)	$ (26,113)	$ (23,816)